EATON VANCE BALANCED FUND EATON VANCE INVESTMENT GRADE INCOME FUND Supplement to Statements of Additional Information dated May 1, 2009

1. With regard to Eaton Vance Balanced Fund, the following replaces "Investment Grade Income Portfolio" under "Portfolio Managers." in "Investment Advisory and Administrative Services" for the period ended December 31, 2009:

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Investment Grade Income Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Thomas H. Luster
Registered Investment Companies	5	$4,003.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	5	$201.5	0	$0
Bernard Scozzafava
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	10	$96.5	0	$0

* In millions of dollars.

Mr. Luster and Mr. Scozzafava did not beneficially own shares of Balanced Fund as of the Fund’s most recent fiscal year ended December 31, 2009. However, Mr. Luster and Mr. Scozzafava beneficially owned between $500,001-$1,000,000 and $100,001-$500,000, respectively, of all Eaton Vance Funds as of December 31, 2009. Interests in the Portfolio cannot be purchased by a portfolio manager.

2. With regard to Eaton Vance Investment Grade Income Fund, the following replaces "Portfolio Managers." in "Investment Advisory and Administrative Services" for the period ended December 31, 2009:

Portfolio Managers. The portfolio managers of the Portfolio are Thomas H. Luster and Bernard Scozzafava. The portfolio manager manages other investment companies and/or investment accounts in addition to the Portfolio. The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts the portfolio managers managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Thomas H. Luster
Registered Investment Companies	5	$4,003.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	5	$201.5	0	$0
Bernard Scozzafava
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	10	$96.5	0	$0

* In millions of dollars.

Mr. Luster and Mr. Scozzafava beneficially owned $100,001-$500,000 and $10,001-$50,000, respectively, of Investment Grade Income Fund as of the Fund’s most recent fiscal year ended December 31, 2009. Mr. Luster and Mr. Scozzafava beneficially owned between $500,001-$1,000,000 and $100,001-$500,000, respectively, of all Eaton Vance Funds as of December 31, 2009. Interests in the Portfolio cannot be purchased by a portfolio manager.

February 1, 2010